Dividends (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of dividends [Abstract]
Disclosure of dividends
Dividend payments made during the year were as follows:

	Year ended December 31,
	2020	2019	2018
	US$ in millions
2019 interim dividend of HK$0.99 (equivalent to US$0.127) per ordinary share declared on January 17, 2020 and paid(i)	$1,025	$—	$—
2018 interim dividend of HK$0.99 (equivalent to US$0.127) per ordinary share declared on January 18, 2019 and paid(i)	—	1,023	—
2018 final dividend of HK$1.00 (equivalent to US$0.127) per ordinary share declared on May 24, 2019 and paid(i)	—	1,031	—
2017 interim dividend of HK$0.99 (equivalent to US$0.127) per ordinary share declared on January 19, 2018 and paid(i)	—	—	1,023
2017 final dividend of HK$1.00 (equivalent to US$0.127) per ordinary share declared on May 25, 2018 and paid(i)	—	—	1,030
	$1,025	$2,054	$2,053

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(i)     The 2019 interim dividend, the 2018 interim and final dividend, the 2017 interim and final dividend were not recognized as a liability as at December 31, 2019, 2018 and 2017, respectively. They were reflected as appropriation of reserves during 2020, 2019 and 2018, respectively.